Derivative Financial Instruments (Protection Sold Through Credit Default Swaps) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		¥ 590,984	¥ 688,151
Maximum potential/Notional amount, Expiring in 1-5 years		2,470,694	2,177,736
Maximum potential/Notional amount, Expiring over 5 years		162,805	135,513
Maximum potential/Notional amount, Total		3,224,483	3,001,400
Credit derivative (asset) liability at fair value	[1]	(40,085)	(61,212)
Protection sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		513,291	688,151
Maximum potential/Notional amount, Expiring in 1-5 years		2,470,694	2,103,368
Maximum potential/Notional amount, Expiring over 5 years		162,805	135,513
Maximum potential/Notional amount, Total		3,146,790	2,927,032
Credit derivative (asset) liability at fair value	[1]	(39,465)	(61,188)
Protection sold [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		491,428	608,712
Maximum potential/Notional amount, Expiring in 1-5 years		1,847,389	1,504,191
Maximum potential/Notional amount, Expiring over 5 years		151,361	89,869
Maximum potential/Notional amount, Total		2,490,178	2,202,772
Credit derivative (asset) liability at fair value	[1]	(30,477)	(36,812)
Protection sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	378,527	440,610
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	1,603,962	1,199,269
Maximum potential/Notional amount, Expiring over 5 years	[2]	145,689	85,094
Maximum potential/Notional amount, Total	[2]	2,128,178	1,724,973
Credit derivative (asset) liability at fair value	[1],[2]	(30,303)	(33,389)
Protection sold [Member] | Single Name Credit Default Swaps [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		112,901	168,102
Maximum potential/Notional amount, Expiring in 1-5 years		238,330	259,497
Maximum potential/Notional amount, Expiring over 5 years		5,672	4,775
Maximum potential/Notional amount, Total		356,903	432,374
Credit derivative (asset) liability at fair value	[1]	(127)	(3,431)
Protection sold [Member] | Single Name Credit Default Swaps [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less
Maximum potential/Notional amount, Expiring in 1-5 years		5,097	45,425
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		5,097	45,425
Credit derivative (asset) liability at fair value	[1]	(47)	8
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		21,863	79,439
Maximum potential/Notional amount, Expiring in 1-5 years		623,305	599,177
Maximum potential/Notional amount, Expiring over 5 years		11,444	45,644
Maximum potential/Notional amount, Total		656,612	724,260
Credit derivative (asset) liability at fair value	[1]	(8,988)	(24,376)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BK [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less			10,000
Maximum potential/Notional amount, Expiring in 1-5 years		221,855	201,226
Maximum potential/Notional amount, Expiring over 5 years			37,781
Maximum potential/Notional amount, Total		221,855	249,007
Credit derivative (asset) liability at fair value	[1]	(2,092)	(4,692)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BK [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]		3,000
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	120,854	118,359
Maximum potential/Notional amount, Expiring over 5 years	[2]		37,781
Maximum potential/Notional amount, Total	[2]	120,854	159,140
Credit derivative (asset) liability at fair value	[1],[2]	(82)	(3,381)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BK [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less			7,000
Maximum potential/Notional amount, Expiring in 1-5 years		101,001	82,867
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		101,001	89,867
Credit derivative (asset) liability at fair value	[1]	(2,010)	(1,311)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		21,863	69,439
Maximum potential/Notional amount, Expiring in 1-5 years		401,450	397,951
Maximum potential/Notional amount, Expiring over 5 years		11,444	7,863
Maximum potential/Notional amount, Total		434,757	475,253
Credit derivative (asset) liability at fair value	[1]	(6,896)	(19,684)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	13,000	15,000
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	194,618	108,000
Maximum potential/Notional amount, Expiring over 5 years	[2]	8,000	6,000
Maximum potential/Notional amount, Total	[2]	215,618	129,000
Credit derivative (asset) liability at fair value	[1],[2]	(3,853)	(2,641)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less			12,000
Maximum potential/Notional amount, Expiring in 1-5 years			29,000
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total			41,000
Credit derivative (asset) liability at fair value	[1]		(749)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		8,863	42,439
Maximum potential/Notional amount, Expiring in 1-5 years		206,832	260,951
Maximum potential/Notional amount, Expiring over 5 years		3,444	1,863
Maximum potential/Notional amount, Total		219,139	305,253
Credit derivative (asset) liability at fair value	[1]	(3,043)	(16,294)
Other Credit Derivatives Sold [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[3]	77,693
Maximum potential/Notional amount, Expiring in 1-5 years	[3]		74,368
Maximum potential/Notional amount, Expiring over 5 years	[3]
Maximum potential/Notional amount, Total	[3]	77,693	74,368
Credit derivative (asset) liability at fair value	[1],[3]	¥ (620)	¥ (24)

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
[3]	Other credit derivatives primarily consist of total return swaps.